Financial risk management - D.1.2. Interest rate swap contracts (Details) $ in Millions	Dec. 31, 2022 USD ($)	Jan. 19, 2022 USD ($)	Jan. 10, 2022 USD ($)	Jan. 10, 2022 SEK (kr)	Dec. 31, 2021 USD ($)	May 31, 2019 USD ($)	May 31, 2019 SEK (kr)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 6,804.0				$ 7,744.0
SEK Variable Rate Notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount						$ 207.6	kr 2,000,000,000
SEK Variable Rate Notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount			$ 252.3	kr 2,200,000,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	6,804.0				7,744.0
Interest rate swap | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities held for hedging	53.0
Derivative financial assets held for hedging					6.0
El Salvador
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	173.0				100.0
El Salvador | Interest rate swap | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities held for hedging	0.0				1.0
Colombia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	605.0				802.0
Colombia | Interest rate swap | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial assets held for hedging	$ 19.0				$ 15.0
Derivative financial assets held for hedging, settled in cash		$ 8.0